Consolidated Income Statements - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Consolidated Income Statements
Cloud		€ 21,023		€ 17,141	€ 13,664
Software licenses		990		1,399	1,764
Software support		10,525		11,290	11,496
Software licenses and support		11,515		12,689	13,261
Cloud and software		32,538		29,830	26,924
Services		4,262		4,346	4,283
Total revenue		36,800		34,176	31,207
Cost of cloud		(5,480)		(4,660)	(3,884)
Cost of software licenses and support		(1,313)		(1,262)	(1,383)
Cost of cloud and software		(6,793)		(5,922)	(5,267)
Cost of services		(3,193)		(3,321)	(3,407)
Total cost of revenue		(9,986)		(9,243)	(8,674)
Gross profit		26,814		24,932	22,534
Research and development		(6,633)		(6,514)	(6,324)
Sales and marketing		(8,879)		(9,090)	(8,828)
General and administration		(1,633)		(1,435)	(1,364)
Restructuring		(3)		(3,144)	(215)
Other operating income/expense, net		(49)		(85)	(4)
Total operating expenses		(27,183)		(29,511)	(25,408)
Operating profit		9,617		4,665	5,799
Other non-operating income/expense, net		118		(298)	(3)
Finance income		1,911		1,429	857
Finance costs		(1,377)		(1,031)	(1,313)
Financial income, net		534		398	(456)
Profit before tax from continuing operations		10,270		4,764	5,341
Income tax expense		(2,944)		(1,614)	(1,741)
Profit after tax from continuing operations		7,326		3,150	3,600
Attributable to owners of parent		7,161		3,124	3,634
Attributable to non-controlling interests		165		26	(33)
Profit (loss) after tax from discontinued operations		0		0	2,363
Profit after tax	[2]	7,326	[1]	3,150	5,964	[3]
Attributable to owners of parent	[2]	7,161		3,124	6,139
Attributable to non-controlling interests	[2]	€ 165		€ 26	€ (175)
Earnings per share, basic from continuing operations (in Euro per share)		€ 6.14		€ 2.68	€ 3.11
Earnings per share, basic (in Euro per share)	[2]	6.14		2.68	5.26
Earnings per share, diluted from continuing operations (in Euro per share)		6.1		2.65	3.08
Earnings per share, diluted (in Euro per share)	[2]	€ 6.1		€ 2.65	€ 5.2

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.
[2]	from continuing and discontinued operations
[3]	From continuing and discontinued operations